UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2015

American High-Income Trust seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–3.22%	6.22%	6.22%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.66% for Class A shares as of the prospectus dated December 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The six-month period ended March 31, 2015, was an active one for high-yield bond markets, propelled by low global interest rates and a drop in energy prices.

For the period, American High-Income Trust reported a total return of 0.97%, assuming an approximately 33 cents a share reinvestment of monthly dividends. Shareholders who reinvested dividends received an income return of 3.05% for the period. Those who elected to take their dividends in cash received an income return of 3.01% and saw the value of their holdings decrease by 2.07%.

By comparison, the Lipper High Yield Funds Index, a benchmark of similar funds, posted a total return of 1.44%, and the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged non-investment-grade debt index that has no expenses, returned 1.50%. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Results at a glance

For periods ended March 31, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/19/88)

American High-Income Trust (Class A shares)	0.97%	0.58%	7.04%	6.63%	8.26%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	1.50	2.00	8.57	8.17	—
Lipper High Yield Funds Index	1.44	1.80	8.01	6.76	7.09

*	This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American High-Income Trust	1

High-yield market overview

High yield was essentially two markets during this reporting period. Commodity-related bonds followed oil prices down, while other sectors, buoyed by a constructive, low-rate environment, did well.

The unexpected drop in oil prices by as much as 30% during the last two months of 2014 grabbed the headlines, but commodities from metals to agricultural raw materials also experienced price drops from the strengthening dollar and economic weakness in many parts of the world. Companies with high debt loads from these sectors sometimes struggled to make payments from lower cash flows. One example was North American shale oil companies. High-yield bonds had played a leading role in providing financing to develop and implement the mining technology used to extract shale rock from deep underground. Lower energy prices were in part caused by the cost efficiencies created by these new mining technologies, but low prices made it harder for some companies to service their debt.

Outside of commodity and energy companies, most of the high-yield market did well due to sustained economic growth, improving credit trends, continued low defaults, and a drop in interest rates from already low levels that made high-yield bonds even more attractive relative to other bonds.

As a result of this constructive environment, this year witnessed the highest six-week level of high-yield fund flows since the financial crisis (according to Morningstar).

Inside the portfolio

The fund’s return was negatively impacted by its exposure to commodity-related companies, particularly in the lower rated (BB/Ba and below) credit sectors. Companies in energy, metals, coal, iron ore and food faced lower prices and higher yields for their bonds as the market struggled to account for the unexpected drop in revenue streams. This extended to the fund’s emerging markets holdings, which in countries like Brazil tend to be commodities-intensive. A decline in growth in some emerging markets — particularly China and Greece — also detracted from results.

On the positive side, the fund was helped by our long-term commitment to telecommunications companies, where industry fundamentals continued to be solid.

2	American High-Income Trust

Looking ahead

The post-crisis environment of slow but stable growth and low interest rates has been good for high-yield investors. Seven years into this cycle, however, investors are concerned about the risk of rising rates. An increase in interest rates generally will lower the prices of bonds. However higher rates also frequently signal economic strength, which can be positive for high-yield companies, and their bonds tend to do better than U.S. Treasuries and higher quality bonds in such an environment.

If, on the other hand, rates stay low, the relatively high yield offered by the fund should remain attractive compared to other income products.

Investors who have maintained a long-term perspective have been rewarded with solid returns and a steady source of income. Investors in the fund have enjoyed a 6.63% average annual total return for the past decade and an 8.26% average annual total return since the fund’s inception in early 1988 (through March 31, 2015).

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

David C. Barclay
President

May 14, 2015

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.99%. The fund’s 12-month distribution rate for Class A shares as of that date was 5.96%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American High-Income Trust	3

Summary investment portfolio March 31, 2015	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 86.35%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 83.43%
Telecommunication services 15.30%
Altice Financing SA 6.625% 2023[1]	$38,325	$39,666
Altice Finco SA 6.50%–8.13% 2022–2025[1]	25,900	27,078
Altice Finco SA, First Lien, 7.25% 2022	€13,175	14,815
Altice Finco SA, First Lien, 7.75% 2022[1]	$18,950	19,329
Altice SA 7.625% 2025[1]	5,975	6,016
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	13,650	16,346
Digicel Group Ltd. 8.25% 2020[1]	97,200	97,832
Digicel Group Ltd. 6.00% 2021[1]	92,592	88,194
Digicel Group Ltd. 7.00%–7.13% 2020–2022[1]	63,075	58,262
Frontier Communications Corp. 6.25%–9.25% 2018–2024	176,166	194,088
Intelsat Jackson Holding Co. 7.25% 2020	36,475	37,660
Intelsat Jackson Holding Co. 6.625% 2022	136,625	132,526
Intelsat Luxembourg Holding Co. 6.75% 2018	30,600	30,064
MetroPCS Wireless, Inc. 6.25% 2021	144,470	150,791
MetroPCS Wireless, Inc. 6.625% 2023	107,535	113,181
NII Capital Corp. 7.875% 2019[1,2]	127,080	118,502
NII Capital Corp. 11.375% 2019[1,2]	196,970	188,106
NII Capital Corp. 7.63%–10.00% 2016–2021[2]	486,997	199,726
NII Holdings, Term Loan-DIP, 8.00% 2016[3,4,5,6,7]	37,820	37,820
Numericable Group SA 4.875% 2019[1]	113,850	113,708
Numericable Group SA 6.00%–6.25% 2022–2024[1]	34,350	34,870
SoftBank Corp. 4.50% 2020[1]	85,810	87,955
Sprint Capital Corp. 6.90%–8.75% 2019–2032	6,800	7,066
Sprint Nextel Corp. 7.00% 2020	218,335	222,838
Sprint Nextel Corp. 7.25% 2021	100,625	101,505
Sprint Nextel Corp. 7.88%–11.50% 2018–2023[1]	155,255	173,218
T-Mobile US, Inc. 6.542% 2020	108,475	114,577
T-Mobile US, Inc. 6.38%–6.73% 2022–2025	87,325	91,129
Trilogy International Partners, LLC 10.25% 2016[1]	106,840	103,629
Wind Acquisition SA 4.75% 2020[1]	89,425	89,872

4	American High-Income Trust

	Principal amount (000)	Value (000)
Wind Acquisition SA 7.375% 2021[1]	$155,350	$161,564
Other securities		88,531
		2,960,464

Consumer discretionary 14.44%
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	112,415	119,019
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	120,725	123,743
Playa Resorts Holding BV 8.00% 2020[1]	89,827	92,073
Other securities		2,458,978
		2,793,813

Industrials 12.36%
Altegrity, Inc. 9.50% 2019[1]	151,950	146,632
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	182,367	160,027
Nortek Inc. 8.50% 2021	83,777	90,060
Other securities		1,995,545
		2,392,264

Health care 11.01%
inVentiv Health Inc, Term Loan B4, 7.75% 2018[4,6,7]	57,910	58,200
inVentiv Health Inc. 9.00% 2018[1]	170,495	179,872
inVentiv Health Inc. 11.00% 2018[1]	72,376	69,351
inVentiv Health Inc. 12.00% 2018[1,4,5]	110,248	110,579
Kinetic Concepts, Inc. 10.50% 2018	165,400	179,459
Kinetic Concepts, Inc. 12.50% 2019	158,212	173,638
VPI Escrow Corp. 6.375% 2020[1]	83,133	86,666
VPI Escrow Corp. 6.75%–7.50% 2018–2021[1]	62,785	66,509
VRX Escrow Corp. 6.125% 2025[1]	138,585	143,955
VRX Escrow Corp. 5.38%–5.88% 2020–2023[1]	34,715	35,318
VWR Funding, Inc. 7.25% 2017	93,799	98,254
Other securities		929,526
		2,131,327

Energy 9.99%
NGPL PipeCo LLC 7.119% 2017[1]	142,395	141,683
NGPL PipeCo LLC 9.625% 2019[1]	126,850	126,454
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[4,6,7]	10,560	10,122
PDC Energy Inc. 7.75% 2022	95,350	100,594
Peabody Energy Corp. 6.00% 2018	167,222	131,269
Rice Energy Inc. 6.25% 2022	108,170	106,007
Sabine Pass Liquefaction, LLC 5.625% 2021	84,525	85,370
Other securities		1,232,467
		1,933,966

Materials 6.89%
First Quantum Minerals Ltd. 6.75% 2020[1]	151,945	141,309
First Quantum Minerals Ltd. 7.00% 2021[1]	121,546	113,342
First Quantum Minerals Ltd. 7.25% 2022[1]	11,900	11,008
FMG Resources 6.00% 2017[1]	163,133	162,011
FMG Resources 6.88%–8.25% 2018–2019[1,6]	35,904	34,741
JMC Steel Group Inc. 8.25% 2018[1]	149,465	126,111
Reynolds Group Inc. 5.75% 2020	167,710	173,789
Other securities		571,577
		1,333,888

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 6.05%
First Data Corp. 11.75% 2021	$132,978	$154,421
First Data Corp. 12.625% 2021	129,746	154,073
First Data Corp. 6.75%–8.75% 2019–2022[1,4,5]	73,526	79,320
SRA International, Inc. 11.00% 2019	77,912	82,976
SRA International, Inc., Term Loan B, 6.50% 2018[4,6,7]	123,232	123,964
Other securities		575,449
		1,170,203

Financials 5.46%
Crescent Resources 10.25% 2017[1]	119,004	127,929
Realogy Corp. 4.50% 2019[1]	101,820	103,602
Other securities		824,186
		1,055,717

Other 1.93%
Other securities		372,772

Total corporate bonds, notes & loans		16,144,414

Bonds & notes of governments & government agencies outside the U.S. 2.42%
India (Republic of) 7.28% 2019	INR5,550,000	87,493
Other securities		381,754
		469,247

Other bonds & notes 0.50%
Other securities		97,133

Total bonds, notes & other debt instruments (cost: $17,167,372,000)		16,710,794

Convertible bonds 0.97%
Telecommunication services 0.04%
Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722	8,436

Other 0.82%
Other securities		158,658

Miscellaneous 0.11%
Other convertible bonds in initial period of acquisition		20,705
Total convertible bonds (cost: $196,804,000)		187,799

Convertible stocks 1.30%	Shares
Other 1.08%
Other securities		208,420

Miscellaneous 0.22%
Other convertible stocks in initial period of acquisition		43,374
Total convertible stocks (cost: $268,505,000)		251,794

6	American High-Income Trust

Preferred securities 0.50%	Shares	Value (000)
Financials 0.50%
Other securities		$96,375

Total preferred securities (cost: $82,009,000)		96,375

Common stocks 1.31%
Consumer discretionary 0.54%
Cooper-Standard Holdings Inc., Class [8,9]	1,663,543	98,482
Other securities		6,689
		105,171

Other 0.66%
Other securities		129,055

Miscellaneous 0.11%
Other common stocks in initial period of acquisition		20,052

Total common stocks (cost: $272,333,000)		254,278

Rights & warrants 0.01%
Other 0.01%
Other securities		1,579
Total rights & warrants (cost: $5,447,000)		1,579

Short-term securities 7.42%	Principal amount (000)
Chevron Corp. 0.12%–0.13% due 5/6/2015–5/20/2015[1]	$88,700	88,685
Coca-Cola Co. 0.12%–0.21% due 4/24/2015–7/22/2015[1]	105,750	105,723
Fannie Mae 0.08%–0.16% due 6/8/2015–9/14/2015	95,000	94,969
Federal Home Loan Bank 0.05%–0.20% due 4/6/2015–11/25/2015	512,600	512,487
Freddie Mac 0.08%–0.10% due 7/27/2015–8/7/2015	150,000	149,957
Other securities		483,065

Total short-term securities (cost: $1,434,818,000)		1,434,886
Total investment securities 97.86% (cost: $19,427,288,000)		18,937,505
Other assets less liabilities 2.14%		413,977

Net assets 100.00%		$19,351,482

American High-Income Trust	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the funds principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $5,029,000, which represented .03% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $187,682,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	4/20/2015	JPMorgan Chase	$32,183	€30,000	$ (84)
Euros	4/27/2015	HSBC Bank	$9,084	€8,300	156
					$ 72

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $20,000,000 over the prior nine-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.197%	7/22/2021	$20,000	$(584)

8	American High-Income Trust

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average notional amount of credit default swaps was $111,908,000 over the prior 12-month period.

Centrally cleared credit default swaps on credit indices — sell protection

Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation at 3/31/2015 (000)
CDX North American High Yield Index Series 21	Intercontinental Exchange, Inc.	5.00%	12/20/2018	$17,460	$1,533
CDX North American High Yield Index Series 22	Intercontinental Exchange, Inc.	5.00	6/20/2019	28,130	2,435
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00	6/20/2020	32,000	2,270
					$6,238

American High-Income Trust	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2015, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Interest income (000)	Value of affiliates at 3/31/2015 (000)
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,4,5,6,7]	$48,999,901	$2,824,354	—	$51,824,255	$3,279	$51,565
Rotech Healthcare Inc.[3,9]	1,916,276	—	—	1,916,276	—	27,786
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,4,6,7]	$25,641,000	—	$129,500	$25,511,500	716	25,384
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,4,6,7]	$20,825,000	—	—	$20,825,000	1,059	20,721
Cooper-Standard Holdings Inc.[9]	1,663,543	—	—	1,663,543	—	98,482
Cooper-Standard Holdings Inc., warrants, expire 2017[9]	48,411	—	—	48,411	—	1,506
Revel AC, Inc.[3,9,10]	908,183	—	—	908,183	—	—
Revel AC, Inc. (CVR)[3,9,10]	43,088,200	—	—	43,088,200	—	—
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7]	$15,286,433	$782,582	—	$16,069,015	—	—
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5,6,7]	$82,238,556	—	—	$82,238,555	—	—
					$5,054	$225,444

10	American High-Income Trust

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $7,939,502,000, which represented 41.03% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $396,010,000, which represented 2.05% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $1,394,211,000, which represented 7.20% of the net assets of the fund.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Security did not produce income during the last 12 months.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Revel AC, Inc.	2/14/2011-8/22/2014	$45,288	$—	.00%
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	7,796	—	.00
Other private placement securities		20,349	15,270	.08
Total private placement securities		$73,433	$15,270	.08%

Key to abbreviations and symbol

CVR = Contingent Value Rights

€ = Euros

INR = Indian rupees

See Notes to Financial Statements

American High-Income Trust	11

Financial statements

Statement of assets and liabilities at March 31, 2015	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,096,102)	$18,712,061
Affiliated issuers (cost: $331,186)	225,444	$18,937,505
Cash denominated in currencies other than U.S. dollars (cost: $790)		797
Cash		4,796
Unrealized appreciation on open forward currency contracts		156
Receivables for:
Sales of investments	75,367
Sales of fund’s shares	18,361
Closed forward currency contracts	92
Variation margin	63
Dividends and interest	384,351	478,234
		19,421,488
Liabilities:
Unrealized depreciation on open forward currency contracts		84
Payables for:
Purchases of investments	9,622
Repurchases of fund’s shares	39,712
Dividends on fund’s shares	6,138
Closed forward currency contracts	114
Investment advisory services	4,510
Services provided by related parties	6,706
Trustees’ deferred compensation	300
Other	2,820	69,922
Net assets at March 31, 2015		$19,351,482

Net assets consist of:
Capital paid in on shares of beneficial interest		$20,287,470
Distributions in excess of net investment income		(59,837)
Accumulated net realized loss		(385,140)
Net unrealized depreciation		(491,011)
Net assets at March 31, 2015		$19,351,482

See Notes to Financial Statements

12	American High-Income Trust

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,781,311 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$13,547,736	1,247,074	$10.86
Class B	66,363	6,109	10.86
Class C	1,137,751	104,730	10.86
Class F-1	853,245	78,542	10.86
Class F-2	1,428,444	131,489	10.86
Class 529-A	354,462	32,628	10.86
Class 529-B	4,657	429	10.86
Class 529-C	125,387	11,542	10.86
Class 529-E	19,572	1,802	10.86
Class 529-F-1	23,476	2,161	10.86
Class R-1	22,130	2,037	10.86
Class R-2	213,471	19,650	10.86
Class R-2E	12	1	10.86
Class R-3	240,391	22,128	10.86
Class R-4	202,750	18,663	10.86
Class R-5	103,129	9,493	10.86
Class R-6	1,008,506	92,833	10.86

See Notes to Financial Statements

American High-Income Trust	13

Statement of operations for the six months ended March 31, 2015	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $251; also includes $5,054 from affiliates)	$634,709
Dividends	12,290	$646,999
Fees and expenses*:
Investment advisory services	26,765
Distribution services	26,536
Transfer agent services	12,854
Administrative services	2,096
Reports to shareholders	569
Registration statement and prospectus	508
Trustees’ compensation	83
Auditing and legal	36
Custodian	84
Other	324	69,855
Net investment income		577,144

Net realized loss and unrealized depreciation on investments, forward currency contracts, interest rate swaps, credit default swaps and currency:
Net realized (loss) gain on:
Investments	(63,000)
Forward currency contracts	30,401
Interest rate swaps	(85)
Credit default swaps	701
Currency transactions	1,216	(30,767)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $1,404)	(369,143)
Forward currency contracts	(1,424)
Interest rate swaps	(694)
Credit default swaps	7,287
Currency translations	(5,006)	(368,980)
Net realized loss and unrealized depreciation on investments, forward currency contracts, interest rate swaps, credit default swaps and currency		(399,747)

Net increase in net assets resulting from operations		$177,397

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	American High-Income Trust

Statements of changes in net assets

(dollars in thousands)

	Six months ended March 31, 2015*	Year ended September 30, 2014
Operations:
Net investment income	$577,144	$1,226,348
Net realized (loss) gain on investments, forward currency contracts, interest rate swaps, credit default swaps and currency transactions	(30,767)	497,243
Net depreciation on investments, forward currency contracts, interest rate swaps, credit default swaps and currency translations	(368,980)	(752,027)
Net increase in net assets resulting from operations	177,397	971,564

Dividends paid or accrued to shareholders from net investment income	(593,526)	(1,224,533)

Net capital share transactions	(298,467)	282,076

Total (decrease) increase in net assets	(714,596)	29,107

Net assets:
Beginning of period	20,066,078	20,036,971
End of period (including distributions in excess of net investment income: $(59,837) and $(43,455), respectively)	$19,351,482	$20,066,078

*	Unaudited.

See Notes to Financial Statements

American High-Income Trust	15

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	American High-Income Trust

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American High-Income Trust	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	American High-Income Trust

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation

American High-Income Trust	19

guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$15,941,948	$202,466	$16,144,414
Bonds & notes of governments & government agencies outside the U.S.	—	469,247	—	469,247
Other bonds & notes	—	97,133	—	97,133
Convertible bonds	—	187,799	—	187,799
Convertible stocks	189,402	62,392	—	251,794
Preferred securities	62,622	33,753	—	96,375
Common stocks	183,078	42,928	28,272	254,278
Rights & warrants	1,506	—	73	1,579
Short-term securities	—	1,434,886	—	1,434,886
Total	$436,608	$18,270,086	$230,811	$18,937,505

20	American High-Income Trust

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$156	$—	$156
Unrealized appreciation on credit default swaps	—	6,238	—	6,238
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(84)	—	(84)
Unrealized depreciation on interest rate swaps	—	(584)	—	(584)
Total	$—	$5,726	$—	$5,726

[1]	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2015 (dollars in thousands):

Beginning	Transfers			Net		Transfers	Ending
value at	into			realized	Unrealized	out of	value at
10/1/2014	Level 3[2]	Purchases	Sales	loss[3]	appreciation[3]	Level 3[2]	3/31/2015
$79,069	$107,984	$115,300	$(36,551)	$(12,371)	$7,454	$(30,074)	$230,811

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2015[3]							$ (4,591)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for

American High-Income Trust	21

lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 3/31/2015	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Common stocks	$28,273	Enterprise valuation	EV/EBITDA multiple	N/A	Increase
Bonds, notes & other debt instruments	202,466	Unchanged vendor price	N/A	N/A	N/A
		Cost	N/A	N/A	N/A
		Trading of similar issues adjusted for DLOM	DLOM	0%-5%	Decrease
Warrants	72	Black-Scholes model	Underlying share price	N/A	Increase
	$230,811

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality

22	American High-Income Trust

debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American High-Income Trust	23

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of March 31, 2015, the fund’s maximum exposure of unfunded loan commitments was $58,589,000, which would represent .30% of the net assets of the fund should such commitments become due.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks

24	American High-Income Trust

may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared.

American High-Income Trust	25

The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps and credit default swaps as of or for the six months ended March 31, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$156	Unrealized depreciation on open forward currency contracts	$84

Forward currency	Receivables for closed forward currency contracts	92	Payables for closed forward currency contracts	114

Interest rate swaps	Variation margin	—	Variation margin	36

Credit default swaps	Variation margin	99	Variation margin	—
		$347		$234

	Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$30,401	Net unrealized depreciation on forward currency contracts	$(1,424)

Interest rate swaps	Net realized loss on interest rate swaps	(85)	Net unrealized depreciation on interest rate swaps	(694)

Credit default swaps	Net realized gain on credit default swaps	701	Net unrealized appreciation on credit default swaps	7,287
		$31,017		$5,169

26	American High-Income Trust

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2015 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
HSBC Bank	$156	$—	$—	$—	$156
JPMorgan Chase	92	(84)	—	—	8
	$248	$(84)	$—	$—	$164
Liabilities:
Bank of America, N.A.	$90	$—	$—	$—	$90
JPMorgan Chase	84	(84)	—	—	—
UBS AG	24	—	—	—	24
	$198	$(84)	$—	$—	$114

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American High-Income Trust	27

As of and during the period ended March 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$34,640
Capital loss carryforward expiring 2018*	(225,066)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$623,167
Gross unrealized depreciation on investment securities	(1,313,719)
Net unrealized depreciation on investment securities	(690,552)
Cost of investment securities	19,628,057

28	American High-Income Trust

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2015		Year ended September 30, 2014
Class A	$421,544		$872,829
Class B	2,151		6,292
Class C	31,306		68,040
Class F-1	26,460		74,547
Class F-2	43,375		76,196
Class 529-A	10,794		21,879
Class 529-B	144		416
Class 529-C	3,362		7,031
Class 529-E	575		1,161
Class 529-F-1	743		1,535
Class R-1	605		1,266
Class R-2	5,764		11,854
Class R-2E*	—	†	—	†
Class R-3	7,385		16,981
Class R-4	6,665		14,064
Class R-5	3,369		10,718
Class R-6	29,284		39,724
Total	$593,526		$1,224,533

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50 million. For the six months ended March 31, 2015, the investment advisory services fee was $26,765,000, which was equivalent to an annualized rate of 0.276% of average daily net assets.

American High-Income Trust	29

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

30	American High-Income Trust

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$16,303		$9,564		$685		Not applicable
Class B	397		58		Not applicable		Not applicable
Class C	5,839		824		292		Not applicable
Class F-1	1,076		490		216		Not applicable
Class F-2	Not applicable		803		341		Not applicable
Class 529-A	403		205		89		$159
Class 529-B	27		4		1		2
Class 529-C	628		79		32		57
Class 529-E	48		6		5		9
Class 529-F-1	—		14		6		10
Class R-1	112		14		6		Not applicable
Class R-2	802		441		54		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	630		214		63		Not applicable
Class R-4	271		106		54		Not applicable
Class R-5	Not applicable		25		26		Not applicable
Class R-6	Not applicable		7		226		Not applicable
Total class-specific expenses	$26,536		$12,854		$2,096		$237

*	Amount less than one thousand.

American High-Income Trust	31

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $83,000 in the fund’s statement of operations includes $74,000 in current fees (either paid in cash or deferred) and a net increase of $9,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2015

Class A	$751,253	69,026		$396,078		36,337		$(1,592,768)	(146,564)	$(445,437)	(41,201)
Class B	1,237	114		2,060		189		(29,190)	(2,683)	(25,893)	(2,380)
Class C	92,187	8,468		29,323		2,690		(196,228)	(18,057)	(74,718)	(6,899)
Class F-1	141,418	13,057		25,603		2,348		(222,065)	(20,440)	(55,044)	(5,035)
Class F-2	563,330	51,470		39,191		3,596		(463,632)	(42,777)	138,889	12,289
Class 529-A	22,211	2,044		10,737		985		(37,954)	(3,505)	(5,006)	(476)
Class 529-B	164	15		142		13		(2,004)	(184)	(1,698)	(156)
Class 529-C	8,505	781		3,342		307		(16,418)	(1,514)	(4,571)	(426)
Class 529-E	1,261	116		571		52		(2,116)	(195)	(284)	(27)
Class 529-F-1	2,637	243		734		67		(4,406)	(406)	(1,035)	(96)
Class R-1	2,443	224		594		54		(4,390)	(402)	(1,353)	(124)
Class R-2	25,756	2,368		5,700		523		(37,455)	(3,445)	(5,999)	(554)
Class R-2E	2	—	[2]	—	[2]	—	[2]	—	—	2	— [2]
Class R-3	76,881	7,016		7,338		673		(93,959)	(8,685)	(9,740)	(996)
Class R-4	27,886	2,561		6,625		608		(56,921)	(5,254)	(22,410)	(2,085)
Class R-5	20,716	1,905		3,340		306		(30,070)	(2,764)	(6,014)	(553)
Class R-6	251,820	23,221		29,154		2,676		(59,130)	(5,435)	221,844	20,462
Total net increase (decrease)	$1,989,707	182,629		$560,532		51,424		$(2,848,706)	(262,310)	$(298,467)	(28,257)

32	American High-Income Trust

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2014								.

Class A	$2,036,059	178,281	$829,099	72,715	$(2,579,536)	(226,172)	$285,622	24,824
Class B	6,628	581	6,072	532	(61,042)	(5,349)	(48,342)	(4,236)
Class C	217,066	19,009	64,085	5,620	(359,105)	(31,499)	(77,954)	(6,870)
Class F-1	322,180	28,230	73,767	6,466	(884,532)	(77,468)	(488,585)	(42,772)
Class F-2	1,103,468	96,589	68,415	6,002	(757,902)	(66,714)	413,981	35,877
Class 529-A	57,915	5,073	22,066	1,935	(65,375)	(5,732)	14,606	1,276
Class 529-B	647	57	420	37	(4,118)	(361)	(3,051)	(267)
Class 529-C	24,293	2,128	7,093	622	(29,420)	(2,579)	1,966	171
Class 529-E	3,901	342	1,169	103	(4,225)	(370)	845	75
Class 529-F-1	6,377	558	1,542	135	(6,069)	(531)	1,850	162
Class R-1	5,235	459	1,262	111	(6,550)	(574)	(53)	(4)
Class R-2	59,634	5,220	11,901	1,044	(75,816)	(6,647)	(4,281)	(383)
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	80,120	7,019	17,104	1,500	(148,139)	(13,014)	(50,915)	(4,495)
Class R-4	72,631	6,364	14,190	1,245	(83,751)	(7,343)	3,070	266
Class R-5	46,979	4,123	10,788	946	(171,224)	(14,973)	(113,457)	(9,904)
Class R-6	418,795	36,616	38,803	3,405	(110,834)	(9,729)	346,764	30,292
Total net increase (decrease)	$4,461,938	390,650	$1,167,776	102,418	$(5,347,638)	(469,055)	$282,076	24,013

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,816,703,000 and $4,385,390,000, respectively, during the six months ended March 31, 2015.

American High-Income Trust	33

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 3/31/2015[5,6]	$11.09	$.32	$(.22)	$.10
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.72	.06	.78
Year ended 9/30/2012	10.36	.78	.86	1.64
Year ended 9/30/2011	11.13	.85	(.74)	.11
Year ended 9/30/2010	10.29	.89	.78	1.67
Class B:
Six months ended 3/31/2015[5,6]	11.09	.28	(.22)	.06
Year ended 9/30/2014	11.22	.60	(.13)	.47
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56
Year ended 9/30/2011	11.13	.77	(.74)	.03
Year ended 9/30/2010	10.29	.80	.78	1.58
Class C:
Six months ended 3/31/2015[5,6]	11.09	.28	(.22)	.06
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56
Year ended 9/30/2011	11.13	.76	(.74)	.02
Year ended 9/30/2010	10.29	.80	.78	1.58
Class F-1:
Six months ended 3/31/2015[5,6]	11.09	.32	(.22)	.10
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.71	.06	.77
Year ended 9/30/2012	10.36	.78	.86	1.64
Year ended 9/30/2011	11.13	.85	(.74)	.11
Year ended 9/30/2010	10.29	.88	.78	1.66
Class F-2:
Six months ended 3/31/2015[5,6]	11.09	.34	(.22)	.12
Year ended 9/30/2014	11.22	.71	(.13)	.58
Year ended 9/30/2013	11.18	.74	.06	.80
Year ended 9/30/2012	10.36	.81	.86	1.67
Year ended 9/30/2011	11.13	.88	(.74)	.14
Year ended 9/30/2010	10.29	.91	.78	1.69
Class 529-A:
Six months ended 3/31/2015[5,6]	11.09	.32	(.22)	.10
Year ended 9/30/2014	11.22	.67	(.13)	.54
Year ended 9/30/2013	11.18	.71	.06	.77
Year ended 9/30/2012	10.36	.78	.86	1.64
Year ended 9/30/2011	11.13	.85	(.74)	.11
Year ended 9/30/2010	10.29	.88	.78	1.66

34	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[4]

$(.33)	$10.86	.97%	$13,548	.68%[7]		.68%[7]		5.98%[7]
(.68)	11.09	4.93	14,286	.66		.66		5.99
(.74)	11.22	7.10	14,178	.66		.66		6.37
(.82)	11.18	16.35	13,822	.69		.69		7.17
(.88)	10.36	.67	11,223	.67		.67		7.57
(.83)	11.13	16.75	11,687	.68		.68		8.26

(.29)	10.86	.59	66	1.43	[7]	1.43	[7]	5.24	[7]
(.60)	11.09	4.16	94	1.41		1.41		5.26
(.65)	11.22	6.29	143	1.43		1.43		5.63
(.74)	11.18	15.49	204	1.44		1.44		6.47
(.80)	10.36	(.10)	264	1.44		1.44		6.82
(.74)	11.13	15.86	452	1.46		1.46		7.50

(.29)	10.86	.57	1,138	1.48	[7]	1.48	[7]	5.18	[7]
(.59)	11.09	4.11	1,238	1.46		1.46		5.20
(.65)	11.22	6.25	1,330	1.48		1.48		5.56
(.74)	11.18	15.43	1,418	1.48		1.48		6.38
(.79)	10.36	(.15)	1,229	1.48		1.48		6.76
(.74)	11.13	15.80	1,337	1.51		1.51		7.44

(.33)	10.86	.95	853	.70	[7]	.70	[7]	5.96	[7]
(.68)	11.09	4.87	927	.71		.71		5.96
(.73)	11.22	7.03	1,418	.73		.73		6.32
(.82)	11.18	16.32	1,584	.71		.71		7.14
(.88)	10.36	.62	1,264	.72		.72		7.52
(.82)	11.13	16.69	1,457	.74		.74		8.21

(.35)	10.86	1.08	1,428	.46	[7]	.46	[7]	6.20	[7]
(.71)	11.09	5.15	1,322	.44		.44		6.21
(.76)	11.22	7.32	935	.46		.46		6.58
(.85)	11.18	16.62	903	.46		.46		7.37
(.91)	10.36	.88	568	.46		.46		7.77
(.85)	11.13	16.98	511	.48		.48		8.44

(.33)	10.86	.92	354	.77	[7]	.77	[7]	5.89	[7]
(.67)	11.09	4.83	367	.75		.75		5.89
(.73)	11.22	7.00	357	.76		.76		6.27
(.82)	11.18	16.26	341	.77		.77		7.08
(.88)	10.36	.59	261	.74		.74		7.50
(.82)	11.13	16.66	230	.76		.76		8.18

See page 40 for footnotes.

American High-Income Trust	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 3/31/2015[5,6]	$11.09	$.28	$(.22)	$.06
Year ended 9/30/2014	11.22	.58	(.13)	.45
Year ended 9/30/2013	11.18	.62	.06	.68
Year ended 9/30/2012	10.36	.69	.86	1.55
Year ended 9/30/2011	11.13	.75	(.74)	.01
Year ended 9/30/2010	10.29	.79	.78	1.57
Class 529-C:
Six months ended 3/31/2015[5,6]	11.09	.28	(.22)	.06
Year ended 9/30/2014	11.22	.58	(.13)	.45
Year ended 9/30/2013	11.18	.62	.06	.68
Year ended 9/30/2012	10.36	.69	.86	1.55
Year ended 9/30/2011	11.13	.76	(.74)	.02
Year ended 9/30/2010	10.29	.79	.78	1.57
Class 529-E:
Six months ended 3/31/2015[5,6]	11.09	.31	(.22)	.09
Year ended 9/30/2014	11.22	.65	(.13)	.52
Year ended 9/30/2013	11.18	.68	.06	.74
Year ended 9/30/2012	10.36	.75	.86	1.61
Year ended 9/30/2011	11.13	.81	(.74)	.07
Year ended 9/30/2010	10.29	.85	.78	1.63
Class 529-F-1:
Six months ended 3/31/2015[5,6]	11.09	.33	(.22)	.11
Year ended 9/30/2014	11.22	.70	(.13)	.57
Year ended 9/30/2013	11.18	.73	.06	.79
Year ended 9/30/2012	10.36	.80	.86	1.66
Year ended 9/30/2011	11.13	.87	(.74)	.13
Year ended 9/30/2010	10.29	.90	.78	1.68
Class R-1:
Six months ended 3/31/2015[5,6]	11.09	.28	(.22)	.06
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56
Year ended 9/30/2011	11.13	.76	(.74)	.02
Year ended 9/30/2010	10.29	.79	.78	1.57
Class R-2:
Six months ended 3/31/2015[5,6]	11.09	.28	(.22)	.06
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.69	.86	1.55
Year ended 9/30/2011	11.13	.76	(.74)	.02
Year ended 9/30/2010	10.29	.80	.78	1.58

36	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[4]

$(.29)	$10.86	.52%	$5	1.56%[7]		1.56%[7]		5.10%[7]
(.58)	11.09	4.02	6	1.55		1.55		5.12
(.64)	11.22	6.16	10	1.56		1.56		5.50
(.73)	11.18	15.34	13	1.57		1.57		6.32
(.78)	10.36	(.22)	16	1.55		1.55		6.70
(.73)	11.13	15.74	23	1.56		1.56		7.39

(.29)	10.86	.53	125	1.54	[7]	1.54	[7]	5.12	[7]
(.58)	11.09	4.03	133	1.53		1.53		5.12
(.64)	11.22	6.17	132	1.55		1.55		5.49
(.73)	11.18	15.35	128	1.56		1.56		6.29
(.79)	10.36	(.21)	101	1.54		1.54		6.70
(.73)	11.13	15.75	91	1.56		1.56		7.39

(.32)	10.86	.82	20	.98	[7]	.98	[7]	5.68	[7]
(.65)	11.09	4.60	20	.98		.98		5.67
(.70)	11.22	6.75	20	.99		.99		6.04
(.79)	11.18	15.97	19	1.02		1.02		6.83
(.84)	10.36	.31	15	1.02		1.02		7.22
(.79)	11.13	16.34	12	1.04		1.04		7.90

(.34)	10.86	1.03	24	.55	[7]	.55	[7]	6.11	[7]
(.70)	11.09	5.06	25	.53		.53		6.11
(.75)	11.22	7.22	23	.54		.54		6.48
(.84)	11.18	16.50	20	.56		.56		7.28
(.90)	10.36	.80	14	.53		.53		7.70
(.84)	11.13	16.91	11	.55		.55		8.40

(.29)	10.86	.57	22	1.46	[7]	1.46	[7]	5.20	[7]
(.59)	11.09	4.11	24	1.46		1.46		5.19
(.65)	11.22	6.25	24	1.47		1.47		5.56
(.74)	11.18	15.42	25	1.50		1.50		6.36
(.79)	10.36	(.17)	20	1.50		1.50		6.74
(.73)	11.13	15.78	23	1.53		1.53		7.41

(.29)	10.86	.56	213	1.49	[7]	1.49	[7]	5.17	[7]
(.59)	11.09	4.06	224	1.50		1.50		5.15
(.65)	11.22	6.26	231	1.47		1.47		5.57
(.73)	11.18	15.38	232	1.54		1.54		6.32
(.79)	10.36	(.15)	200	1.53		1.48		6.76
(.74)	11.13	15.80	209	1.58		1.51		7.44

See page 40 for footnotes.

American High-Income Trust	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 3/31/2015[5,6]	$11.09	$.33	$(.22)	$.11
Period from 8/29/2014 to 9/30/2014[5,10]	11.40	.06	(.31)	(.25)
Class R-3:
Six months ended 3/31/2015[5,6]	11.09	.31	(.22)	.09
Year ended 9/30/2014	11.22	.64	(.13)	.51
Year ended 9/30/2013	11.18	.68	.06	.74
Year ended 9/30/2012	10.36	.75	.86	1.61
Year ended 9/30/2011	11.13	.81	(.74)	.07
Year ended 9/30/2010	10.29	.85	.78	1.63
Class R-4:
Six months ended 3/31/2015[5,6]	11.09	.32	(.22)	.10
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.72	.06	.78
Year ended 9/30/2012	10.36	.78	.86	1.64
Year ended 9/30/2011	11.13	.85	(.74)	.11
Year ended 9/30/2010	10.29	.88	.78	1.66
Class R-5:
Six months ended 3/31/2015[5,6]	11.09	.34	(.22)	.12
Year ended 9/30/2014	11.22	.71	(.13)	.58
Year ended 9/30/2013	11.18	.75	.06	.81
Year ended 9/30/2012	10.36	.81	.86	1.67
Year ended 9/30/2011	11.13	.88	(.74)	.14
Year ended 9/30/2010	10.29	.91	.78	1.69
Class R-6:
Six months ended 3/31/2015[5,6]	11.09	.34	(.22)	.12
Year ended 9/30/2014	11.22	.72	(.13)	.59
Year ended 9/30/2013	11.18	.76	.06	.82
Year ended 9/30/2012	10.36	.82	.86	1.68
Year ended 9/30/2011	11.13	.89	(.74)	.15
Year ended 9/30/2010	10.29	.92	.78	1.70

	Six months ended	Year ended September 30
	March 31, 2015[3,5,6]	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	21%	62%	61%	38%	51%	47%

See Notes to Financial Statements

38	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[4]

$(.34)	$10.86	1.00%[8]	$—	[9]	.58%[7,8]		.58%[7,8]		6.01%[7,8]
(.06)	11.09	(2.20)[11]	—	[9]	.04	[3,11]	.04	[3,11]	.51	[3,11]

(.32)	10.86	.80	240		1.01	[7]	1.01	[7]	5.67	[7]
(.64)	11.09	4.57	256		1.01		1.01		5.65
(.70)	11.22	6.74	310		1.01		1.01		6.04
(.79)	11.18	15.96	352		1.03		1.03		6.84
(.84)	10.36	.31	266		1.02		1.02		7.22
(.79)	11.13	16.33	316		1.05		1.05		7.90

(.33)	10.86	.96	203		.69	[7]	.69	[7]	5.98	[7]
(.68)	11.09	4.90	230		.69		.69		5.96
(.74)	11.22	7.06	230		.70		.70		6.34
(.82)	11.18	16.32	232		.72		.72		7.16
(.88)	10.36	.61	208		.72		.72		7.52
(.82)	11.13	16.68	213		.75		.75		8.19

(.35)	10.86	1.11	103		.39	[7]	.39	[7]	6.28	[7]
(.71)	11.09	5.21	111		.39		.39		6.30
(.77)	11.22	7.38	224		.40		.40		6.66
(.85)	11.18	16.67	290		.41		.41		7.44
(.91)	10.36	.91	224		.42		.42		7.82
(.85)	11.13	17.03	232		.44		.44		8.50

(.35)	10.86	1.13	1,009		.34	[7]	.34	[7]	6.31	[7]
(.72)	11.09	5.26	803		.34		.34		6.29
(.78)	11.22	7.43	472		.35		.35		6.66
(.86)	11.18	16.72	226		.36		.36		7.44
(.92)	10.36	.96	104		.37		.37		7.86
(.86)	11.13	17.09	89		.39		.39		8.56

See page 40 for footnotes.

American High-Income Trust	39

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Not annualized.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.

40	American High-Income Trust

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2014, through March 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American High-Income Trust	41

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	10/1/2014	3/31/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$1,009.65	$3.41	.68%
Class A - assumed 5% return	1,000.00	1,021.54	3.43	.68
Class B - actual return	1,000.00	1,005.89	7.15	1.43
Class B - assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class C - actual return	1,000.00	1,005.66	7.40	1.48
Class C - assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class F-1 - actual return	1,000.00	1,009.52	3.51	.70
Class F-1 - assumed 5% return	1,000.00	1,021.44	3.53	.70
Class F-2 - actual return	1,000.00	1,010.76	2.31	.46
Class F-2 - assumed 5% return	1,000.00	1,022.64	2.32	.46
Class 529-A - actual return	1,000.00	1,009.20	3.86	.77
Class 529-A - assumed 5% return	1,000.00	1,021.09	3.88	.77
Class 529-B - actual return	1,000.00	1,005.22	7.80	1.56
Class 529-B - assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class 529-C - actual return	1,000.00	1,005.34	7.70	1.54
Class 529-C - assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class 529-E - actual return	1,000.00	1,008.16	4.91	.98
Class 529-E - assumed 5% return	1,000.00	1,020.04	4.94	.98
Class 529-F-1 - actual return	1,000.00	1,010.33	2.76	.55
Class 529-F-1 - assumed 5% return	1,000.00	1,022.19	2.77	.55
Class R-1 - actual return	1,000.00	1,005.74	7.30	1.46
Class R-1 - assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class R-2 - actual return	1,000.00	1,005.63	7.45	1.49
Class R-2 - assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class R-2E - actual return	1,000.00	1,009.97	2.91	.58
Class R-2E - assumed 5% return	1,000.00	1,022.04	2.92	.58
Class R-3 - actual return	1,000.00	1,008.03	5.06	1.01
Class R-3 - assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class R-4 - actual return	1,000.00	1,009.61	3.46	.69
Class R-4 - assumed 5% return	1,000.00	1,021.49	3.48	.69
Class R-5 - actual return	1,000.00	1,011.10	1.96	.39
Class R-5 - assumed 5% return	1,000.00	1,022.99	1.97	.39
Class R-6 - actual return	1,000.00	1,011.35	1.70	.34
Class R-6 - assumed 5% return	1,000.00	1,023.24	1.72	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

42	American High-Income Trust

Approval of Investment Advisory and Service Agreement

The American High-Income Trust’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2016. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing a high level of current income and, secondarily, capital appreciation. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes, over various periods through September 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Funds Average and the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the investment results of the fund were above those of the Lipper average for the lifetime period (while below the Lipper average for the nine-month, one-year, three-year, five-year and 10-year periods), and below the Barclays index for all periods considered. The board and committee also discussed certain actions being taken to improve the fund’s relative results. The board and the committee concluded that the fund’s recent and long-term investment results have been satisfactory for the renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

American High-Income Trust	43

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that of the 30 largest high yield funds included in the Lipper U.S. Mortgage Funds category, the fund’s advisory fees and expenses remain below those of most other such funds. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the potential benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

44	American High-Income Trust

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2015, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with team-work. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Trust®
Investment portfolio
March 31, 2015
unaudited
Bonds, notes & other debt instruments 86.35% Corporate bonds, notes & loans 83.43% Telecommunication services 15.30%	Principal amount (000)	Value (000)
Altice Financing SA 6.625% 2023[1]	$38,325	$39,666
Altice Finco SA 6.50% 2022[1]	5,000	5,153
Altice Finco SA 8.125% 2024[1]	12,000	12,758
Altice Finco SA 7.625% 2025[1]	8,900	9,167
Altice Finco SA, First Lien, 7.25% 2022	€13,175	14,815
Altice Finco SA, First Lien, 7.75% 2022[1]	$18,950	19,329
Altice SA 7.625% 2025[1]	5,975	6,016
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	13,650	16,346
Digicel Group Ltd. 7.00% 2020[1]	3,800	3,895
Digicel Group Ltd. 8.25% 2020[1]	97,200	97,832
Digicel Group Ltd. 6.00% 2021[1]	92,592	88,194
Digicel Group Ltd. 7.125% 2022[1]	59,275	54,367
Frontier Communications Corp. 8.125% 2018	38,226	43,052
Frontier Communications Corp. 8.50% 2020	27,442	30,941
Frontier Communications Corp. 6.25% 2021	42,800	43,121
Frontier Communications Corp. 9.25% 2021	51,625	60,079
Frontier Communications Corp. 8.75% 2022	1,150	1,282
Frontier Communications Corp. 7.625% 2024	14,923	15,613
Intelsat Jackson Holding Co. 7.25% 2020	36,475	37,660
Intelsat Jackson Holding Co. 6.625% 2022	136,625	132,526
Intelsat Luxembourg Holding Co. 6.75% 2018	30,600	30,064
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	52,697	52,697
MetroPCS Wireless, Inc. 6.25% 2021	144,470	150,791
MetroPCS Wireless, Inc. 6.625% 2023	107,535	113,181
Millicom International Cellular SA 6.625% 2021[1]	21,960	23,305
NII Capital Corp. 10.00% 2016[7]	159,100	77,959
NII Capital Corp. 7.875% 2019[1,7]	127,080	118,502
NII Capital Corp. 8.875% 2019[7]	112,001	53,760
NII Capital Corp. 11.375% 2019[1,7]	196,970	188,106
NII Capital Corp. 7.625% 2021[7]	215,896	68,007
NII Holdings, Term Loan-DIP, 8.00% 2016[2,3,4,5,6]	37,820	37,820
Numericable Group SA 4.875% 2019[1]	113,850	113,708
Numericable Group SA 6.00% 2022[1]	19,075	19,385
Numericable Group SA 6.25% 2024[1]	15,275	15,485
SoftBank Corp. 4.50% 2020[1]	85,810	87,955
Sprint Capital Corp. 6.90% 2019	5,000	5,194
Sprint Capital Corp. 8.75% 2032	1,800	1,872
Sprint Nextel Corp. 9.00% 2018[1]	19,050	21,907
Sprint Nextel Corp. 7.00% 2020	218,335	222,838
Sprint Nextel Corp. 7.25% 2021	100,625	101,505
Sprint Nextel Corp. 11.50% 2021	62,405	75,666
Sprint Nextel Corp. 7.875% 2023	73,800	75,645
Telecom Italia Capital SA 6.999% 2018	11,205	12,529
T-Mobile US, Inc. 6.542% 2020	108,475	114,577
T-Mobile US, Inc. 6.731% 2022	36,600	38,659
T-Mobile US, Inc. 6.375% 2025	50,725	52,470
American High-Income Trust — Page 1 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Trilogy International Partners, LLC 10.25% 2016[1]	$106,840	$103,629
Wind Acquisition SA 4.75% 2020[1]	89,425	89,872
Wind Acquisition SA 7.375% 2021[1]	155,350	161,564
		2,960,464
Consumer discretionary 14.44%
Academy Sports 9.25% 2019[1]	10,000	10,650
Boyd Gaming Corp. 9.125% 2018	75,520	79,107
Boyd Gaming Corp. 9.00% 2020	75,930	82,194
Burger King Corp. 6.00% 2022[1]	78,300	81,530
Caesars Entertainment, Term Loan B, 7.00% 2020[3,5,6]	14,813	14,050
CBS Outdoor Americas Inc. 5.25% 2022	6,000	6,300
CEC Entertainment, Inc. 8.00% 2022	43,425	43,642
Cedar Fair, LP 5.375% 2024[1]	31,950	32,709
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[3,5,6]	28,229	28,381
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	112,415	119,019
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	120,725	123,743
Cinemark USA, Inc. 5.125% 2022	3,825	3,902
CityCenter Holdings, Term Loan B, 4.25% 2020[3,5,6]	9,275	9,323
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	54,650	57,792
Cleopatra Finance Ltd 6.25% 2022[1]	24,500	24,010
Cleopatra Finance Ltd 6.50% 2025[1]	31,275	30,259
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[3,5,6]	14,218	14,205
Cumulus Media Holdings Inc. 7.75% 2019	30,249	29,757
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,5,6]	28,455	28,014
Delta 2 (Formula One), Term Loan B, 4.75% 2021[3,5,6]	3,275	3,259
Delta 2 (Formula One), Term Loan B, 7.75% 2022[3,5,6]	64,000	63,707
DISH DBS Corp. 4.625% 2017	26,000	26,747
DISH DBS Corp. 4.25% 2018	68,900	69,417
DISH DBS Corp. 7.875% 2019	3,550	3,976
DISH DBS Corp. 5.125% 2020	35,000	35,350
Family Tree Escrow LLC 5.25% 2020[1]	11,225	11,814
Family Tree Escrow LLC 5.75% 2023[1]	22,550	23,790
Gannett Co., Inc. 5.125% 2019	14,455	15,214
Gannett Co., Inc. 4.875% 2021[1]	13,620	13,926
Gannett Co., Inc. 6.375% 2023	14,205	15,466
General Motors Co. 4.00% 2025	3,740	3,814
General Motors Co. 5.00% 2035	41,795	44,744
General Motors Financial Co. 3.25% 2018	5,960	6,087
General Motors Financial Co. 3.50% 2019	12,595	12,944
Grupo Televisa, SAB 7.25% 2043	MXN68,660	3,946
Guitar Center, Inc. 9.625% 2020[1]	$10,600	7,791
Hilton Worldwide Finance LLC 5.625% 2021	13,790	14,583
Hilton Worldwide, Term Loan B, 3.50% 2020[3,5,6]	10,849	10,875
iHeartCommunications, Inc. 10.625% 2023[1]	55,470	55,609
J.C. Penney Co., Inc. 7.95% 2017	9,300	9,556
J.C. Penney Co., Inc. 5.75% 2018	10,110	9,605
J.C. Penney Co., Inc. 8.125% 2019	17,000	16,745
K. Hovnanian Enterprises, Inc. 7.00% 2019[1]	10,000	9,631
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[3,5,6]	3,271	3,286
Laureate Education, Inc. 10.00% 2019[1]	9,775	9,286
Limited Brands, Inc. 6.625% 2021	14,226	16,367
Marina District Finance Co. (Borgata), Term Loan B, 6.50% 2018[3,5,6]	42,862	43,173
Marina District Finance Co., Inc. 9.875% 2018	21,000	22,076
American High-Income Trust — Page 2 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McClatchy Co. 9.00% 2022	$26,750	$25,947
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	10,500	10,644
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	19,575	20,652
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	20,844
MGM Resorts International 6.625% 2015	3,575	3,615
MGM Resorts International 7.50% 2016	9,000	9,479
MGM Resorts International 8.625% 2019	25,280	28,946
MGM Resorts International 5.25% 2020	17,150	17,448
MGM Resorts International 6.75% 2020	4,100	4,392
MGM Resorts International 7.75% 2022	18,950	21,390
MGM Resorts International 6.00% 2023	37,750	38,977
Michaels Stores, Inc. 7.50% 2018[1,3,4]	3,790	3,885
Michaels Stores, Inc. 5.875% 2020[1]	30,710	31,708
Modular Space Corp., Second Lien, 10.25% 2019[1]	8,325	6,660
Mohegan Tribal Gaming Authority 11.00% 2018[1,3,4]	61,828	61,983
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	23,885	25,442
NCL Corp. Ltd. 5.00% 2018	17,350	17,784
NCL Corp. Ltd. 5.25% 2019[1]	23,912	24,629
Needle Merger Sub Corp. 8.125% 2019[1]	74,305	75,048
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	62,875	66,962
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3,4]	54,795	58,357
Neiman Marcus, Term Loan B, 4.25% 2020[3,5,6]	51,323	51,210
PETCO Animal Supplies, Inc. 9.25% 2018[1]	47,050	49,520
PETsMART, Inc. 7.125% 2023[1]	49,950	51,886
Pinnacle Entertainment, Inc. 6.375% 2021	33,850	36,135
Playa Resorts Holding BV 8.00% 2020[1]	89,827	92,073
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,5,6]	5,740	5,734
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7,8]	16,069	—
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5,6,7,8]	82,239	—
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	22,977
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,748
Schaeffler Holding Finance BV 7.625% 2018[1,3,4]	19,300	20,241
Schaeffler Holding Finance BV 6.25% 2019[1,4]	4,000	4,250
Seminole Tribe of Florida 7.804% 2020[1,5]	6,125	6,584
Six Flags Entertainment Corp. 5.25% 2021[1]	63,735	65,806
Sotheby’s Holdings, Inc. 5.25% 2022[1]	3,400	3,358
Stackpole Intl. 7.75% 2021[1]	50,860	50,606
Standard Pacific Corp. 5.875 2024	6,450	6,660
Station Casinos LLC 7.50% 2021	15,575	16,665
Time Inc. 5.75% 2022[1]	25,875	25,357
Time Inc., Term Loan B, 4.25% 2021[3,5,6]	16,848	16,900
Toys "R" Us, Inc. 7.375% 2018	5,525	3,826
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,5,6]	3,274	2,624
Univision Communications Inc. 8.50% 2021[1]	10,795	11,578
Univision Communications Inc. 6.75% 2022[1]	2,713	2,920
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,5,6]	23,875	23,864
Univision Communications Inc., Term Loan D, 4.00% 2020[3,5,6]	5,924	5,921
VTR Finance BV 6.875% 2024[1]	23,000	23,920
Warner Music Group 13.75% 2019	17,725	19,409
Warner Music Group 6.00% 2021[1]	10,000	10,250
Warner Music Group 5.625% 2022[1]	15,375	15,471
Warner Music Group 6.75% 2022[1]	84,500	80,486
American High-Income Trust — Page 3 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Weather Company, Term Loan, 7.00% 2020[3,5,6]	$10,000	$8,900
Wynn Macau, Ltd. 5.25% 2021[1]	78,500	74,771
		2,793,813
Industrials 12.36%
AAF Holdings LLC 12.75% 2019[1,3,4]	54,349	50,546
ADS Waste Escrow 8.25% 2020	6,050	6,353
ADT Corp. 4.125% 2019	41,925	42,816
AECOM Technology Corp. 5.75% 2022[1]	21,114	21,906
AerCap Holdings NV 2.75% 2017[1]	10,990	10,908
Air Canada 8.75% 2020[1]	7,500	8,353
Air Canada 7.75% 2021[1]	19,600	21,021
Altegrity, Inc. 9.50% 2019[1]	151,950	146,632
ARAMARK Corp. 5.75% 2020	5,000	5,238
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	182,367	160,027
Avianca Holdings SA, 8.375% 2020[1]	5,825	5,854
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[3,5,6]	28,843	29,113
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	12,797
Brunswick Rail Finance Ltd. 6.50% 2017[1]	9,651	4,222
Builders Firstsource 7.625% 2021[1]	45,240	45,692
CEVA Group PLC 7.00% 2021[1]	9,475	9,238
CEVA Group PLC 9.00% 2021[1]	19,100	18,408
CEVA Group PLC, LOC, 6.345% 2021[3,5,6]	15,843	14,863
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	22,814	21,402
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	16,540	15,517
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	2,852	2,675
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[5]	2,430	2,503
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	2,813	3,009
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	367	381
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,633	1,736
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	362	392
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	2,318	2,569
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	5,495	5,948
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[5]	3,609	3,846
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	2,276	2,551
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	247	280
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[5]	2,177	2,281
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[3,5,6]	39,246	39,278
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[3,5,6]	17,124	17,138
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1]	7,650	7,908
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	7,554	8,848
Eletson Holdings Inc. 9.625% 2022[1]	19,450	19,037
Esterline Technologies Corp. 7.00% 2020	44,860	46,991
Euramax International, Inc. 9.50% 2016	82,380	77,849
Far East Capital Limited SA 8.00% 2018[1]	9,700	3,735
Far East Capital Limited SA 8.75% 2020[1]	15,685	6,039
Far East Capital Limited S.A., 8.75% 2020	3,835	1,476
Gardner Denver, Inc. 6.875% 2021[1]	6,000	5,475
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,5,6]	18,215	17,324
Gates Global LLC 6.00% 2022[1]	55,375	52,537
Gates Global LLC, Term Loan B, 4.25% 2021[3,5,6]	4,677	4,664
Hardwoods Acquisition Inc 7.50% 2021[1]	34,850	33,456
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[2,3,5,6,7]	1,728	1,642
HD Supply, Inc. 7.50% 2020	43,525	46,789
American High-Income Trust — Page 4 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
HD Supply, Inc. 11.50% 2020	$49,715	$58,042
HD Supply, Inc. 5.25% 2021[1]	23,075	23,825
HDTFS Inc. 4.25% 2018	11,400	11,543
HDTFS Inc. 5.875% 2020	12,050	12,442
HDTFS Inc. 6.25% 2022	18,525	19,243
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[3,5,6]	41,396	41,672
KLX Inc. 5.875% 2022[1]	73,930	73,930
LMI Aerospace Inc. 7.375% 2019[1]	49,700	50,321
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	72,895	73,624
Navios Maritime Holdings Inc. 7.375% 2022[1]	38,750	36,328
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	38,612	33,592
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	42,024	42,970
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	27,245	28,267
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	59,775	60,373
Nortek Inc. 10.00% 2018	47,735	50,647
Nortek Inc. 8.50% 2021	83,777	90,060
Ply Gem Industries, Inc. 6.50% 2022	83,565	81,789
Ply Gem Industries, Inc. 6.50% 2022	27,195	25,971
R.R. Donnelley & Sons Co. 7.25% 2018	25,900	28,717
R.R. Donnelley & Sons Co. 7.875% 2021	32,350	37,170
R.R. Donnelley & Sons Co. 7.00% 2022	30,000	33,225
R.R. Donnelley & Sons Co. 6.50% 2023	40,275	42,994
Red de Carreteras de Occidente 9.00% 2028[5]	MXN151,560	9,607
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	$75,508	67,768
TRAC Intermodal 11.00% 2019	75,730	83,303
TransDigm Inc. 5.50% 2020	38,600	38,310
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[2,5,7]	1,135	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,5]	3,460	3,737
United Rentals, Inc. 7.375% 2020	11,625	12,620
United Rentals, Inc. 7.625% 2022	25,575	28,107
US Investigations Services, Inc. 13.00% 2020[1,2,4,7]	53,108	30,803
US Investigations Services, Inc. 14.00% 2020[1,2,4,7]	4,358	2,571
US Investigations Services, Inc. 15.00% 2021[1,2,4,7]	10,239	922
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[2,4,5,6]	12,350	12,350
Virgin Australia Holdings Ltd. 8.50% 2019[1]	55,100	56,822
Watco Companies 6.375% 2023[1]	19,240	19,336
		2,392,264
Health care 11.01%
Actavis Funding SCS 3.00% 2020	7,300	7,487
Actavis Funding SCS 3.45% 2022	22,090	22,659
Centene Corp. 5.75% 2017	9,345	9,952
Centene Corp. 4.75% 2022	35,670	37,052
Community Health Systems, Inc. 5.125% 2018	5,000	5,169
ConvaTec Finance International SA 8.25% 2019[1,3,4]	37,350	37,840
DJO Finance LLC 9.75% 2017	38,538	39,694
DJO Finance LLC 7.75% 2018	30,701	31,315
DJO Finance LLC 8.75% 2018	25,875	27,233
DJO Finance LLC 9.875% 2018	69,190	72,304
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	38,130	39,179
HCA Inc. 3.75% 2019	68,905	70,003
HCA Inc. 6.50% 2020	15,215	17,170
HCA Inc. 5.00% 2024	19,010	20,222
inVentiv Health Inc, Term Loan B4, 7.75% 2018[3,5,6]	57,910	58,200
American High-Income Trust — Page 5 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 9.00% 2018[1]	$170,495	$179,872
inVentiv Health Inc. 11.00% 2018[1]	49,193	46,979
inVentiv Health Inc. 11.00% 2018[1]	23,183	22,372
inVentiv Health Inc. 12.00% 2018[1,3,4]	110,248	110,579
Jaguar Holding Co. 9.375% 2017[1,3,4]	5,100	5,227
Kindred Healthcare, Inc. 8.00% 2020[1]	34,925	37,654
Kindred Healthcare, Inc. 8.75% 2023[1]	3,040	3,344
Kinetic Concepts, Inc. 10.50% 2018	165,400	179,459
Kinetic Concepts, Inc. 12.50% 2019	158,212	173,638
Multiplan Inc., Term Loan B, 3.75% 2021[3,5,6]	64,691	64,598
Omnicare, Inc. 4.75% 2022	5,125	5,317
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	61,675	54,814
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	47,530	47,170
Patheon Inc. 7.50% 2022[1]	9,510	9,926
PRA Holdings, Inc. 9.50% 2023[1]	29,113	32,461
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,5,6,8]	25,512	25,384
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,5,6,8]	20,825	20,721
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6,8]	51,824	51,565
Select Medical Holdings Corp. 6.375% 2021	4,995	4,967
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,263
Tenet Healthcare Corp., First Lien, 4.75% 2020	21,345	21,739
Tenet Healthcare Corp., First Lien, 6.00% 2020	60,615	64,328
Tenet Healthcare Corp., First Lien, 4.50% 2021	31,440	30,929
Tenet Healthcare Corp. 8.125% 2022	8,000	8,840
VPI Escrow Corp. 6.75% 2018[1]	56,150	59,308
VPI Escrow Corp. 6.375% 2020[1]	83,133	86,666
VPI Escrow Corp. 7.50% 2021[1]	6,635	7,201
VRX Escrow Corp. 5.375% 2020[1]	23,400	23,692
VRX Escrow Corp. 5.875% 2023[1]	11,315	11,626
VRX Escrow Corp. 6.125% 2025[1]	138,585	143,955
VWR Funding, Inc. 7.25% 2017	93,799	98,254
		2,131,327
Energy 9.99%
Alpha Natural Resources, Inc. 7.50% 2020[1]	70,800	29,717
Alpha Natural Resources, Inc. 7.50% 2020[1,2]	53,863	22,608
American Energy (Marcellus), Term Loan B, 5.25% 2020[3,5,6]	59,000	50,238
American Energy (Marcellus), Term Loan A, 8.50% 2021[3,5,6]	92,023	69,382
American Energy (Permian Basin) 7.125% 2020[1]	97,475	75,299
American Energy (Permian Basin) 7.375% 2021[1]	51,350	39,283
American Energy (Woodford LLC), 9.00% 2022[1]	91,175	52,881
Arch Coal, Inc. 7.00% 2019	85,016	20,404
Arch Coal, Inc. 8.00% 2019[1]	14,400	6,957
Arch Coal, Inc. 9.875% 2019	16,269	4,881
Arch Coal, Inc. 7.25% 2021	71,966	16,372
Arch Coal, Inc., Term Loan B1, 6.25% 2018[3,5,6]	4,973	3,860
Baytex Energy Corp. 5.125% 2021[1]	3,000	2,768
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	59,125	60,899
Bonanza Creek Energy, Inc. 6.75% 2021	25,375	24,804
Bonanza Creek Energy, Inc. 5.75% 2023	9,075	8,394
CONSOL Energy Inc. 5.875% 2022	18,250	16,608
Denbury Resources Inc. 4.625% 2023	15,150	13,067
Ecopetrol SA 5.875% 2023	20,025	21,547
Ensco PLC, 5.20% 2025	2,390	2,407
American High-Income Trust — Page 6 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Ensco PLC, 5.75% 2044	$12,390	$12,161
Jupiter Resources Inc. 8.50% 2022[1]	103,300	85,222
Laredo Petroleum, Inc. 9.50% 2019	33,850	35,458
NGL Energy Partners LP 5.125% 2019	13,350	13,150
NGL Energy Partners LP 6.875% 2021	64,880	68,124
NGPL PipeCo LLC 7.119% 2017[1]	142,395	141,683
NGPL PipeCo LLC 9.625% 2019[1]	126,850	126,454
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[3,5,6]	10,560	10,122
Noble Corp. PLC 4.00% 2018	375	377
Noble Corp. PLC 5.95% 2025	9,785	9,573
Noble Corp. PLC 6.95% 2045	10,540	10,022
Oasis Petroleum Inc. 6.875% 2022	19,525	19,135
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,5]	5,372	4,660
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,5]	5,878	4,583
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,5]	15,549	11,973
PDC Energy Inc. 7.75% 2022	95,350	100,594
Peabody Energy Corp. 6.00% 2018	167,222	131,269
Peabody Energy Corp. 6.25% 2021	50,065	30,978
Peabody Energy Corp. 10.00% 2022[1]	5,000	4,450
Petrobras Global Finance Co. 6.25% 2024	25,475	24,082
Petrobras International Finance Co. 5.75% 2020	4,030	3,757
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,5]	5,442	4,740
QGOG Constellation SA 6.25% 2019[1]	90,420	51,765
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	27,065	28,486
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	1,935	2,022
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	32,200	33,408
Rice Energy Inc. 6.25% 2022	108,170	106,007
Rice Energy Inc. 7.25% 2023[1]	15,400	15,419
Sabine Pass Liquefaction, LLC 5.625% 2021	84,525	85,370
Sabine Pass Liquefaction, LLC 5.625% 2023	6,300	6,308
Sabine Pass Liquefaction, LLC 5.75% 2024	58,125	58,706
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	33,650	33,356
Samson Investment Co. 9.75% 2020	8,950	2,506
Samson Investment Co., Term Loan B, 5.00% 2018[3,5,6]	2,800	1,477
Targa Resources Corp. 4.125% 2019[1]	11,225	11,225
Targa Resources Partners LP 5.00% 2018[1]	11,275	11,641
Teekay Corp. 8.50% 2020	41,255	46,515
Tesoro Logistics LP 5.50% 2019[1]	9,850	10,195
Tesoro Logistics LP 6.25% 2022[1]	13,535	14,076
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[3]	10,295	10,012
Transocean Inc. 6.375% 2021	12,535	10,529
		1,933,966
Materials 6.89%
Algoma Steel Inc., Term Loan B, 7.50% 2019[3,5,6]	14,925	14,340
ArcelorMittal 5.25% 2017[3]	14,250	14,856
ArcelorMittal 10.60% 2019[3]	2,000	2,454
ArcelorMittal 6.25% 2021[3]	32,140	34,269
ArcelorMittal 7.00% 2022[3]	8,275	9,103
ArcelorMittal 7.50% 2041[3]	58,535	61,169
CEMEX Finance LLC 9.375% 2022[1]	27,075	30,865
First Quantum Minerals Ltd. 6.75% 2020[1]	151,945	141,309
First Quantum Minerals Ltd. 7.00% 2021[1]	121,546	113,342
First Quantum Minerals Ltd. 7.25% 2022[1]	11,900	11,008
American High-Income Trust — Page 7 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
FMG Resources 6.00% 2017[1]	$163,133	$162,011
FMG Resources 6.875% 2018[1,5]	31,904	31,346
FMG Resources 8.25% 2019[1]	4,000	3,395
Georgia Gulf Corp. 4.625% 2021	7,257	7,203
Georgia Gulf Corp. 4.875% 2023	11,300	11,258
Graphic Packaging International, Inc. 4.75% 2021	10,390	10,858
JMC Steel Group Inc. 8.25% 2018[1]	149,465	126,111
LSB Industries, Inc. 7.75% 2019	59,495	62,321
Mirabela Nickel Ltd. 1.00% 2044[1,2,4]	287	287
OMNOVA Solutions Inc. 7.875% 2018	12,000	12,225
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	4,008
Owens-Illinois, Inc. 5.375% 2025[1]	2,940	3,032
Paperworks Industries Inc. 9.50% 2019[1]	7,000	7,201
Rayonier Advanced Materials Inc. 5.50% 2024[1]	51,205	44,164
Reynolds Group Inc. 9.875% 2019	12,971	13,960
Reynolds Group Inc. 5.75% 2020	167,710	173,789
Ryerson Inc. 9.00% 2017	37,905	38,379
Ryerson Inc. 11.25% 2018	30,607	31,219
Smurfit Capital Funding PLC 7.50% 2025	21,265	25,837
Solenis, Term Loan, 7.75% 2022[3,5,6]	32,855	31,951
Tembec Industries Inc. 9.00% 2019[1]	31,230	31,777
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	12,355	13,343
Verso Paper Holdings LLC 11.75% 2019	6,332	5,936
Walter Energy, Inc. 9.50% 2019[1]	77,685	46,999
Walter Energy, Inc. 9.875% 2020	15,100	982
Walter Energy, Inc. 11.00% 2020[1,3,4]	7,500	749
Walter Energy, Inc. 8.50% 2021	12,800	832
		1,333,888
Information technology 6.05%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	59,300	60,857
Alcatel-Lucent USA Inc. 6.75% 2020[1]	57,858	61,908
Alcatel-Lucent USA Inc. 8.875% 2020[1]	60,750	66,521
Compucom Systems Inc., 7.00% 2021[1]	12,825	9,939
First Data Corp. 7.375% 2019[1]	5,000	5,238
First Data Corp. 6.75% 2020[1]	5,079	5,422
First Data Corp. 8.25% 2021[1]	46,484	50,319
First Data Corp. 11.75% 2021	132,978	154,421
First Data Corp. 12.625% 2021	129,746	154,073
First Data Corp. 8.75% 2022[1,3,4]	16,963	18,341
Freescale Semiconductor, Inc. 5.00% 2021[1]	56,325	59,704
Freescale Semiconductor, Inc. 6.00% 2022[1]	60,130	65,391
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[3,5,6]	15,800	15,854
Global A&T Electronics Ltd. 10.00% 2019[1]	10,000	9,825
Lawson Software, Inc. 9.375% 2019	30,800	33,071
NXP BV and NXP Funding LLC 3.75% 2018[1]	17,000	17,383
Serena Software, Inc., Term Loan B, 7.50% 2020[3,5,6]	72,735	73,023
SRA International, Inc. 11.00% 2019	77,912	82,976
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	123,232	123,964
SunGard Data Systems Inc. 7.625% 2020	57,250	60,757
TIBCO Software, Inc. 11.375% 2021[1]	23,800	24,187
TIBCO Software, Inc., Term Loan B, 6.50% 2020[3,5,6]	17,000	17,029
		1,170,203
American High-Income Trust — Page 8 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Financials 5.46%	Principal amount (000)	Value (000)
Ally Financial Inc. 8.00% 2031	$30,469	$39,762
American Tower Corp. 7.00% 2017	5,825	6,563
American Tower Corp. 7.25% 2019	3,019	3,550
Bank of America Corp. 4.00% 2025	2,000	2,030
Bank of America Corp., Series AA, 6.10% (undated)	48,895	49,720
Bank of Ireland 10.00% 2022	€7,000	10,352
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1,3]	$30,275	28,496
CIT Group Inc. 4.25% 2017	13,000	13,228
CIT Group Inc. 5.00% 2017	50,000	51,547
CIT Group Inc. 3.875% 2019	35,355	35,090
CIT Group Inc., Series C, 5.50% 2019[1]	12,350	12,875
Citigroup Inc., Series O, 5.875% (undated)	22,526	22,808
Crescent Resources 10.25% 2017[1]	119,004	127,929
Crown Castle International Corp. 4.875% 2022	37,000	38,503
Genworth Financial, Inc., junior subordinated 6.15% 2066[3]	17,500	10,500
Icahn Enterprises Finance Corp. 3.50% 2017	58,000	58,580
Icahn Enterprises Finance Corp. 6.00% 2020	9,650	10,061
International Lease Finance Corp. 8.625% 2015	4,250	4,378
Iron Mountain Inc. 6.00% 2023	950	1,007
Iron Mountain Inc. 5.75% 2024	20,000	20,325
iStar Financial Inc. 4.00% 2017	44,525	44,135
iStar Financial Inc., Series B, 9.00% 2017	34,965	38,551
iStar Financial Inc. 4.875% 2018	37,664	37,993
iStar Financial Inc. 5.00% 2019	45,550	45,721
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,3]	11,185	11,526
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,3]	39,908	48,987
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,3]	14,950	19,883
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,3]	12,500	18,672
Morgan Stanley, Series J, 5.55% (undated)	1	1
Ocwen Financial Corp. 6.625% 2019[1]	17,650	15,356
Popular, Inc. 7.00% 2019	7,561	7,533
QBE Capital Funding III LP 7.25% 2041[1,3]	7,650	8,521
Realogy Corp. 4.50% 2019[1]	101,820	103,602
Realogy Corp. 7.625% 2020[1]	3,000	3,244
Realogy Corp. 9.00% 2020[1]	25,214	27,609
Realogy Corp. 5.25% 2021[1]	17,350	17,740
Realogy Corp., LOC, 4.40% 2016[3,5,6]	3,778	3,742
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,3]	15,376	18,221
Ryman Hospitality Properties, Inc. 5.00% 2021	7,435	7,639
Springleaf Finance Corp. 5.25% 2019	30,000	29,737
		1,055,717
Utilities 1.51%
AES Corp. 8.00% 2017	2,373	2,749
AES Corp. 8.00% 2020	11,050	12,680
AES Corp. 7.375% 2021	2,375	2,672
AES Corp. 4.875% 2023	7,000	6,799
AES Corp. 5.50% 2024	13,000	13,065
Calpine Corp. 5.375% 2023	26,035	26,165
Calpine Corp. 7.875% 2023[1]	2,748	3,051
Calpine Corp. 5.50% 2024	9,975	10,075
Dynegy Finance Inc. 6.75% 2019[1]	18,680	19,357
Dynegy Finance Inc. 7.375% 2022[1]	28,840	30,426
Dynegy Finance Inc. 7.625% 2024[1]	24,955	26,234
American High-Income Trust — Page 9 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Emgesa SA ESP 8.75% 2021	COP10,600,000	$4,439
Enel Società per Azioni 8.75% 2073[1,3]	$15,000	18,110
Midwest Generation, LLC, Series B, 8.56% 2016[2,5,7]	2,953	2,975
NRG Energy, Inc. 6.25% 2022	34,930	36,109
NRG Energy, Inc. 6.625% 2023	9,000	9,360
Texas Competitive Electric Holdings, Term Loan Strip, 3.75% 2016[3,5,6]	11,287	11,359
TXU, Term Loan, 3.737% 2014[3,5,6,7]	5,802	3,465
TXU, Term Loan, 4.65% 2017[3,5,6,7]	86,979	52,241
		291,331
Consumer staples 0.42%
C&S Group Enterprises LLC 5.375% 2022[1]	31,375	30,747
Constellation Brands, Inc. 3.875% 2019	1,250	1,291
Constellation Brands, Inc. 6.00% 2022	4,975	5,696
Constellation Brands, Inc. 4.25% 2023	3,000	3,094
H.J Heinz Co. 4.875% 2025[1]	18,500	20,096
Ingles Markets, Inc. 5.75% 2023	11,000	11,440
Smithfield Foods, Inc. 7.75% 2017	4,570	5,107
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,025
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[3,5,6]	2,943	2,945
		81,441
Total corporate bonds, notes & loans		16,144,414
Bonds & notes of governments & government agencies outside the U.S. 2.42%
Argentina (Republic of) 7.00% 2017	70,555	66,865
Ghana (Republic of) 7.875% 2023	32,505	30,981
Ghana (Republic of) 7.875% 2023[1]	760	724
Ghana (Republic of) 8.125% 2026[1,5]	7,365	7,010
Greek Government 4.75% 2019	€10,500	7,505
Greek Government 3.00%/3.65% 2023[9]	3,915	2,361
Greek Government 3.00%/3.65% 2024[9]	3,915	2,317
Greek Government 3.00%/3.65% 2025[9]	3,915	2,271
Greek Government 3.00%/3.65% 2026[9]	3,915	2,168
Greek Government 3.00%/3.65% 2027[9]	3,915	2,136
Greek Government 3.00%/3.65% 2028[9]	3,915	2,091
Greek Government 3.00%/3.65% 2029[9]	7,805	4,143
Greek Government 3.00%/3.65% 2030[9]	7,805	4,095
Greek Government 3.00%/3.65% 2031[9]	7,805	4,106
Greek Government 3.00%/3.65% 2032[9]	7,805	4,089
Greek Government 3.00%/3.65% 2033[9]	7,805	4,062
Greek Government 3.00%/3.65% 2034[9]	7,805	4,056
Greek Government 3.00%/3.65% 2035[9]	7,805	4,067
Greek Government 3.00%/3.65% 2036[9]	15,290	7,965
Greek Government 3.00%/3.65% 2037[9]	19,040	9,888
Greek Government 3.00%/3.65% 2038[9]	16,240	8,411
Greek Government 3.00%/3.65% 2039[9]	12,540	6,545
Greek Government 3.00%/3.65% 2040[9]	17,090	8,851
Greek Government 3.00%/3.65% 2041[9]	18,790	9,737
Greek Government 3.00%/3.65% 2042[9]	13,540	7,140
Hungarian Government 6.25% 2020	$5,800	6,630
India (Republic of) 7.28% 2019	INR5,550,000	87,493
Indonesia (Republic of) 8.375% 2034	IDR311,300,000	25,384
Kenya (Rebulic of) 5.875 2019[1]	$1,985	2,048
American High-Income Trust — Page 10 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kenya (Republic of) 6.875% 2024[1]	$32,205	$33,791
Portuguese Government 5.125% 2024[1]	800	892
Republic of Senegal 6.25% 2024[1]	13,675	13,394
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR165,125	13,760
United Mexican States Government, Series M20, 10.00% 2024	MXN180,000	15,355
Zambia (Republic of) 5.375% 2022	$31,295	28,877
Zambia (Republic of) 8.50% 2024	26,405	28,039
		469,247
U.S. Treasury bonds & notes 0.35% U.S. Treasury 0.35%
U.S. Treasury 6.25% 2023[10]	50,000	67,371
Total U.S. Treasury bonds & notes		67,371
Municipals 0.15%
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1,7]	12,385	5,511
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	10,000	8,237
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	10,000	8,930
Puerto Rico, Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	9,980	6,631
Puerto Rico, University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	800	453
		29,762
Total bonds, notes & other debt instruments (cost: $17,167,372,000)		16,710,794
Convertible bonds 0.97% Financials 0.44%
Banco Bilbao Vizcaya Argentaria, SA 9.00% convertible notes 2049[3]	20,200	22,018
Bank of Ireland 10.00% convertible notes 2016	€8,360	9,742
Lloyds Banking Group PLC 7.50% convertible notes 2049[3]	$50,009	53,260
		85,020
Energy 0.20%
American Energy (Permian Basin) 8.00% convertible notes 2022[1,4]	17,500	16,362
American Energy Utica, LLC 3.50% convertible notes 2021[1,3,4]	43,726	21,863
		38,225
Information technology 0.14%
Liberty Media Corp. 3.50% convertible notes 2031	48,500	26,963
Materials 0.04%
Mirabela Nickel Ltd. 9.50% convertible notes 2019[1,4]	11,496	8,450
Telecommunication services 0.04%
Clearwire Corp. 8.25% convertible notes 2040[1]	7,722	8,436
American High-Income Trust — Page 11 of 16

unaudited
Convertible bonds Miscellaneous 0.11%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$20,705
Total convertible bonds (cost: $196,804,000)		187,799
Convertible stocks 1.30% Financials 0.34%	Shares
Weyerhaeuser Co., Series A, 6.375% convertible preferred	1,000,000	54,720
American Tower Corp., Series A, convertible preferred	100,000	10,340
		65,060
Industrials 0.32%
CEVA Group PLC, Series A-1, 3.275% convertible preferred[2]	47,121	47,122
CEVA Group PLC, Series A-2, 2.275% convertible preferred[2,11]	21,063	15,270
		62,392
Utilities 0.23%
Exelon Corp., convertible preferred, units	909,000	44,223
Energy 0.19%
Chesapeake Energy Corporation 5.75% convertible preferred[1]	33,000	28,871
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	7,874
		36,745
Miscellaneous 0.22%
Other convertible stocks in initial period of acquisition		43,374
Total convertible stocks (cost: $268,505,000)		251,794
Preferred securities 0.50% Financials 0.50%
Ally Financial Inc., Series G, 7.00%[1,12]	23,250	23,864
Ally Financial Inc., Series 2, 8.125% preferred	650,000	17,063
Morgan Stanley, Series I, depositary shares	758,000	19,738
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	365,000	9,889
First Republic Bank, Series A, noncumulative convertible preferred	350,000	9,205
Citigroup Inc., Series K, depositary shares	332,435	9,062
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	300,000	7,554
Total preferred securities (cost: $82,009,000)		96,375
Common stocks 1.31% Consumer discretionary 0.54%
Cooper-Standard Holdings Inc.[8,12]	1,663,543	98,482
Ford Motor Co.	410,210	6,621
Adelphia Recovery Trust, Series ACC-1[2,12]	10,643,283	31
Adelphia Recovery Trust, Series Arahova[2,12]	1,773,964	19
Five Star Travel Corp.[1,2,12]	83,780	18
Revel AC, Inc. (CVR)[2,8,11,12]	43,088,200	—
Revel AC, Inc.[2,8,11,12]	908,183	—
		105,171
American High-Income Trust — Page 12 of 16

unaudited
Common stocks Industrials 0.30%	Shares	Value (000)
CEVA Group PLC[1,2,12]	59,168	$42,897
Delta Air Lines, Inc.	299,769	13,478
United Continental Holdings, Inc.[12]	22,981	1,545
Quad/Graphics, Inc., Class A	9,252	212
Atrium Corp.[1,2,12]	10,987	11
		58,143
Financials 0.22%
American Tower Corp.	323,067	30,417
Citigroup Inc.	205,574	10,591
EME Reorganization Trust	41,998,595	1,680
		42,688
Health care 0.14%
Rotech Healthcare Inc.[2,8,12]	1,916,276	27,786
Energy 0.00%
General Maritime Corp.[1,2,12]	12,599	438
Petroplus Holdings AG2,12	3,360,000	—
		438
Miscellaneous 0.11%
Other common stocks in initial period of acquisition		20,052
Total common stocks (cost: $272,333,000)		254,278
Rights & warrants 0.01% Consumer discretionary 0.01%
Cooper-Standard Holdings Inc., warrants, expire 2017[8,12]	48,411	1,506
Liberman Broadcasting, Inc., warrants, expire 2022[2,11,12]	10	—
		1,506
Energy 0.00%
General Maritime Corp., warrants, expire 2017[1,2,12]	19,483	73
Total rights & warrants (cost: $5,447,000)		1,579
Short-term securities 7.42%	Principal amount (000)
Caterpillar Financial Services Corp. 0.11% due 5/12/2015	$50,000	49,993
Chariot Funding, LLC 0.22% due 4/16/2015[1]	25,000	24,998
Chevron Corp. 0.12%–0.13% due 5/6/2015–5/20/2015[1]	88,700	88,685
Ciesco LLC 0.30% due 9/8/2015	25,000	24,968
Coca-Cola Co. 0.12%–0.21% due 4/24/2015–7/22/2015[1]	105,750	105,723
Emerson Electric Co. 0.10%–0.12% due 4/30/2015–5/13/2015[1]	75,000	74,994
ExxonMobil Corp. 0.08% due 4/1/2015	50,000	50,000
Fannie Mae 0.08%–0.16% due 6/8/2015–9/14/2015	95,000	94,969
Federal Home Loan Bank 0.05%–0.20% due 4/6/2015–11/25/2015	512,600	512,487
Freddie Mac 0.08%–0.10% due 7/27/2015–8/7/2015	150,000	149,957
John Deere Bank SA 0.10% due 4/8/2015[1]	17,800	17,800
Jupiter Securitization Co., LLC 0.27% due 8/21/2015[1]	50,000	49,940
National Rural Utilities Cooperative Finance Corp. 0.09% due 4/1/2015	30,000	30,000
PepsiCo Inc. 0.09% due 5/6/2015[1]	50,000	49,996
American High-Income Trust — Page 13 of 16

unaudited
Short-term securities	Principal amount (000)	Value (000)
Precision Castparts Corp. 0.12%–0.13% due 6/3/2015–7/13/2015[1]	$36,100	$36,081
U.S. Treasury Bills 0.13% due 6/25/2015	49,300	49,300
United Technologies Corp. 0.12% due 5/13/2015[1]	25,000	24,995
Total short-term securities (cost: $1,434,818,000)		1,434,886
Total investment securities 97.86% (cost: $19,427,288,000)		18,937,505
Other assets less liabilities 2.14%		413,977
Net assets 100.00%		$19,351,482
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $187,682,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	4/20/2015	JPMorgan Chase	$32,183	€30,000	$(84)
Euros	4/27/2015	HSBC Bank	$9,084	€8,300	156
					$72
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $20,000,000 over the prior nine-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.197%	7/22/2021	$20,000	$(584)
American High-Income Trust — Page 14 of 16

unaudited
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average notional amount of credit default swaps was $111,908,000 over the prior 12-month period.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation at 3/31/2015 (000)
CDX North American High Yield Index Series 21	Intercontinental Exchange, Inc.	5.00%	12/20/2018	$17,460	$1,533
CDX North American High Yield Index Series 22	Intercontinental Exchange, Inc.	5.00	6/20/2019	28,130	2,435
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00	6/20/2020	32,000	2,270
					$6,238

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,939,502,000, which represented 41.03% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $396,010,000, which represented 2.05% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,394,211,000, which represented 7.20% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Step bond; coupon rate will increase at a later date.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,029,000, which represented .03% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.253% convertible preferred	5/2/2013	$20,349	$15,270.08%
Revel AC, Inc.	2/14/2011-8/22/2014	45,288	—	.00
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	7,796	—	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$ 73,433	$ 15,270.08

Key to abbreviations and symbol
CVR = Contingent Value Rights
COP = Colombian pesos
€ = Euros
IDR = Indonesian rupiah
INR = Indian rupees
LOC = Letter of Credit
MXN = Mexican pesos
ZAR = South African rand
Auth. = Authority
Dev. = Development
Econ. = Economic
Fac. = Facility
Fncg. = Financing
Ref. = Refunding
Rev. = Revenue
American High-Income Trust — Page 15 of 16

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-021-0515O-S42184	American High-Income Trust — Page 16 of 16

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American High-Income Trust’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American High-Income Trust’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2015